ACQUISITION OF M2M BUSINESS OF SAGEMCOM Narrative (Details) (M2M Business of Sagemcom [Member]) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 02, 2012 USD ($)	Aug. 02, 2012 EUR (€)
Business Acquisition [Line Items]
Cash consideration	$ 55,218	€ 44,900
Liabilities assumed	4,804	3,907
Goodwill	$ 31,107	€ 25,295